Acquisitions - Schedule Of Allocation Of Business Combination Consideration Between Acquiree And Contractual Agreement Asset (Parenthetical) (Details) - $ / shares			12 Months Ended
	Apr. 06, 2021	Jan. 11, 2021	Dec. 31, 2021
Series C Redeemable Convertible Preferred Stock
Business Acquisition [Line Items]
Stock issued during period, shares, acquisitions	2,677,200	8,924,009
Uber Elevate [Member]
Business Acquisition [Line Items]
Business combination, share price		$ 8.70
Uber Elevate [Member] | Series C Redeemable Convertible Preferred Stock
Business Acquisition [Line Items]
Stock issued during period, shares, acquisitions			8,924,009
Business combination, share price			$ 8.70